Fair value measurements and fair value of financial instruments - Recurring (Details) - Recurring - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments that were measured at fair value on a recurring basis by level
Assets		$ 32,225
Redeemable Convertible Preferred Stock Warrant
Financial instruments that were measured at fair value on a recurring basis by level
Liabilities		4	$ 7
Series A Common Stock Warrants
Financial instruments that were measured at fair value on a recurring basis by level
Liabilities	$ 1
Cash and cash equivalents - money market funds
Financial instruments that were measured at fair value on a recurring basis by level
Assets		38	56,631
Commercial paper
Financial instruments that were measured at fair value on a recurring basis by level
Assets		15,950
Corporate debt securities
Financial instruments that were measured at fair value on a recurring basis by level
Assets		12,221
U.S. Treasury securities
Financial instruments that were measured at fair value on a recurring basis by level
Assets		4,016
Level 1
Financial instruments that were measured at fair value on a recurring basis by level
Assets		38
Level 1 | Cash and cash equivalents - money market funds
Financial instruments that were measured at fair value on a recurring basis by level
Assets		38	56,631
Level 2
Financial instruments that were measured at fair value on a recurring basis by level
Assets		32,187
Level 2 | Commercial paper
Financial instruments that were measured at fair value on a recurring basis by level
Assets		15,950
Level 2 | Corporate debt securities
Financial instruments that were measured at fair value on a recurring basis by level
Assets		12,221
Level 2 | U.S. Treasury securities
Financial instruments that were measured at fair value on a recurring basis by level
Assets		4,016
Level 3 | Redeemable Convertible Preferred Stock Warrant
Financial instruments that were measured at fair value on a recurring basis by level
Liabilities		$ 4	$ 7
Level 3 | Series A Common Stock Warrants
Financial instruments that were measured at fair value on a recurring basis by level
Liabilities	$ 1